RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
Compensation to the Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	For the year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Fees, including reimbursement of expenses	238	291	15
Share-based compensation	252	1,264	69
	490	1,555	84

Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	For the year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Consulting fees, including share based compensation and reimbursement of expenses (1) (2)	67	177	40
Key man life insurance premium (3)	12	11	11
	79	188	51

1)
On July 1, 2005, the Company entered into an agreement with Hadar Kimchy according to which Hadar Kimchy provided marketing communication and graphical design services to the Company in consideration for a monthly fee of NIS 10,260 ($3). On August 1, 2014, the monthly fee was increased to NIS 13,680 ($4).  Such services were provided to the Company by Sigalit Kimchy, who is employed by Hadar Kimchy. On April 4, 2016, the agreement was terminated.

On April 4, 2016, the Company entered into an employment agreement with Sigalit Kimchy, according to which Ms. Kimchy serves as marcom and user interface lead, in a 60% part-time role (no less than 112 hours per month), for a monthly salary of NIS 11,200 ($3), plus up to 35 monthly overtime hours at a gross monthly rate of NIS 2,800 ($782), or an aggregate monthly salary of up to NIS 14,000 ($4).  Ms. Kimchy is entitled to an education fund, managers' insurance or pension fund and reimbursement of monthly travel expenses.

2)
The Company engaged Mr. XiangQian (XQ) Lin, who has served as a director since February 24, 2015, to provide certain business development services in Asia under a consulting agreement entered into with him on June 1, 2015.  As compensation for his services, Mr. Lin is entitled to a monthly fee of $10 for up to five hours per month and $300 per hour for any consultancy hour exceeding such five hours required to perform such services.  In addition, during 2015 the Company awarded Mr. Lin a one-time option grant to purchase 48,387 ordinary shares, exercisable at $5.06 per share. Since January 1, 2016, the parties have agreed to temporarily suspend Mr. Lin's engagement until such time as the Company shall require further business development services in Asia; therefore, no expenses related to the agreement with Mr. Lin were recorded in 2016.

3)
In connection with the asset transfer agreement entered into with the Predecessor Entity in May 2009, the Company assumed the former obligation of the Predecessor Entity to distribute any proceeds it collects on the $1 million key man life insurance policy with respect to Yoav Kimchy, the Company's chief technology officer and a former director, to the former holders of the Series A preferred units in an amount equal to their respective capital contributed to the Predecessor Entity, less any amounts previously distributed to them, plus any accrued and unpaid dividends due to them as of the date of distribution. On November 16, 2016, the Company cancelled the key man life insurance policy with respect to Yoav Kimchy.

IPO [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
The units purchased by such shareholders, together with the proceeds, before expenses, to the Company, are shown in the table below:

Beneficial owner	Shares purchased	Series A Warrants purchased	Long Term Incentive Warrants purchased	Proceeds, before expenses, to the Company
Pontifax Funds	125,000	62,500	187,500	$750
Docor International B.V.	41,666	20,833	62,499	$250
Esco Ventures Pte Ltd	166,667	83,333.5	250,000.5	$1,000

Private Placement [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
The units purchased, together with the proceeds, before expenses, to the Company, are shown in the table below:

Beneficial owner	CLA Warrants	Shares purchased	Series A Warrants purchased	Long Term Incentive Warrants purchased	Proceeds, before expenses, to the Company
Pontifax Funds	332,337	250,001	125,000.5	375,001.5	$1,500
Docor International B.V.	110,769	83,334	41,667	125,001	$500
Counterpoint Ventures Fund II LP	56,493	42,500	21,250	63,750	$255